13FCONP 5/17/99

28-2610

NON-PUBLIC

RECD S.E.C.
MAY 16 1996
093

OMB APPROVAL
OMB [redacted]
Expi
Estin
hours

96 18 8021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY

AMENDED FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT O SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1995

(Please read instructions before preparing form.)

MAY 15 1996

If amended report check here [XX]

RBS Partners, L.P.
Name of Institutional Investment Manager

1 Lafayette Place Greenwich Connecticut 06830
Business Address (Street) (City) (State) (Zip)

E.J. Bird (203) 861-4600 Vice-President of General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

CONFIDENTIAL TREATMENT EXPIRES

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 13th day of May, 1996

PROCESSED
NOV 01 2004
THOMSON FINANCIAL

RBS Partners, L.P.
(Name of Institutional Investment Manager)

E.J. Bird Vice Pres. of General Partner
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. NONE		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

SEC 1685 (7-88)

FORM 13F
C-O-N-F-I-D-E-N-T-I-A-L

Name of Reporting Manager RBS Partners, L.P.

(SEC USE ONLY)

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount	(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
American Express Co	Common	025816-10-9	50,241,000	1,440,600	1,440,600				1,440,600		
Citicorp	Common	173034-10-9	57,617,000	1,355,700	1,355,700				1,355,700		
Fund Amern Enterprises Hldgs	Common	360768-10-5	13,990,000	193,968	193,968				193,968		
Federal Home Ln Mtg Corp	Common	313400-30-1	49,919,000	825,100	825,100				825,100		
McKesson Corp.	Common	581556-10-7	71,504,000	1,771,000	1,771,000				1,771,000		
National Health Labs Hldgs Inc.	Common	63633E-10-2	77,793,000	5,186,200	4,864,800	321,400			5,186,200		
PS Group Inc.	Common	693624-10-8	11,533,000	1,198,270	1,198,270				1,198,270		
Wells Fargo & Co	Common	949740-10-4	121,910,000	779,600	779,600				779,600		
COLUMN TOTALS			454,507,000								